SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied.

The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hongkong) Pet’s Products Co., Limited (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 9,2009	Zhangzhou, China	100%	Manufacturing of pet leash products
Dogness Overseas Ltd (“Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (“Dogness Group”)	January 23, 2018	Delaware, United States	100%	Pet products trading
Dogness Pet Culture (Dongguan) Co. Ltd. (“Dogness Culture”) *	December 14, 2018	Dongguan, China	51.2%	Developing and expanding pet food market

*	On July 19, 2023, the Board approved the liquidation, dissolution, and termination of Dogness Culture following the signing of a termination agreement among Dogness Culture’s shareholders on May 8, 2023. As of the date of this report, Dogness Culture is in the process of being liquidated. Dogness Culture had completed deregistration with the PRC tax authority; however, deregistration with the PRC business administration department is still pending.

Liquidity

Liquidity

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

For the years ended June 30, 2026, 2025 and 2024, the Company incurred net losses of $27,629,171, $5,101,237 and $6,056,649, respectively. Net cash used in operating activities was $2,251,071 for the year ended June 30, 2026. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management monitors and analyzes the Company’s cash on hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. The Company has funded its working capital needs primarily from operations, bank loans, and equity financing and intends to continue doing so soon to ensure sufficient working capital. As of June 30, 2026, the Company had cash and cash equivalents of $4,486,907 and working capital of $896,194, respectively. As of June 30, 2026, the Company had short-term bank loans and current maturity of long-term loans of $1,474,000 and $1,695,590, respectively. In July 2026, the Company renewed a portion of its bank loans totaling $2,734,270 (RMB18,550,000), with two-year maturity, based on its good credit history.

Not with standing the foregoing, management is evaluating different sources of funding for our future operations. These sources may include, but are not limited to, funding from current or new investors, officers and directors, debt financing and optimization of costs. The principal shareholder of the Company has pledged to use his personal assets as collateral to support the Company in securing bank loans whenever necessary. We believe that our working capital will be sufficient to fund our operations over at least the next 12 months from the date of this report. However, we may need additional cash resources in the future if we experience changed business conditions or other developments. We may also need additional cash resources in the future if we wish to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If we determine that the cash requirements would exceed our amounts of cash on hand, we may seek to issue debt or equity securities or obtain a credit facility.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Non-controlling interests

Non-controlling interests

As of June 30, 2026, non-controlling interests represent 48.8% non-controlling shareholders’ interests in Dogness Culture. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the operating results of the Company are presented on the face of the consolidated statements of comprehensive income (loss) as an allocation of the total income or loss between non-controlling interest holders and the shareholders of the Company.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets and right-of-use assets (including lease liabilities), the recoverability of long-lived assets, valuation assumptions in performing asset impairment tests of long-lived assets, provision necessary for contingent liabilities, impairment of long-term investments and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Restricted Cash

Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Company’s restricted cash is cash balance in designated bank accounts as security for lawsuit. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the term of the security period. Upon maturity of the security period, the bank’s deposits are available for general use by the Company.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are presented net of allowance for credit losses. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective July 1, 2023. The Company establishes an allowance for credit loss based on management’s best estimates of specific losses on individual exposures, as well as an allowance on historical trends of collections. The allowance is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. Allowance for credit losses amounted to $19,998 and $93,450 as of June 30, 2026 and 2025, respectively.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost and net realizable value, with cost determined using the weighted average method. Costs include the cost of raw materials, freight, direct labor and related production overhead. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. The Company evaluates inventories for net realizable value adjustments at each reporting period (and whenever events or changes in circumstances indicate that cost may exceed net realizable value), and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Prepayments and Other Current Assets

Prepayments and Other Current Assets

Prepayments and other assets primarily consist of security deposits, advances to suppliers for purchasing of raw materials that have not been received and prepaid service fee These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Buildings	10-50 years
Leasehold improvements	Lesser of useful life or lease term
Machinery and equipment	5-10 years
Automobiles	5 years
Office equipment and furniture	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments that substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of loss and comprehensive loss in operating expenses.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets consist primarily of a customized software system purchased from a third-party vendor, used for accounting and production management and land use rights. Under PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.”

Intangible assets are stated at cost less accumulated amortization. Customized software systems are amortized using the straight-line method over the estimated useful economic life of 10 years. Land use rights are amortized using the straight-line method over the estimated useful life of 50 years, which is determined in connection with the term of the land use rights.

Long-lived Assets Impairment

Long-lived Assets Impairment

The Company reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the undiscounted estimated future cash flows expected to result from the use and eventual disposition of the asset group. If the carrying amount exceeds the undiscounted cash flows, the asset group is deemed to be impaired and written down to its fair value. No impairment was recorded for the years ended June 30, 2025 and 2024. However, for the year ended June 30, 2026, the Company identified triggering events indicating that the carrying value of its property, plant and equipment and intangible assets may exceed their fair value. These indicators included the Company’s continued operating losses in recent years and a decline in forecasted cash flows for certain asset groups. With the assistance of an independent third-party valuation firm, the Company performed a quantitative assessment as of June 30, 2026, using cost approach (replacement cost method) and benchmark land-price adjustment method, a valuation technique consistent with the market approach. The fair value measurement is classified within Level 3 of the fair value hierarchy based on unobservable inputs. The Company believes the estimates are based on reasonable assumptions, but which are inherently uncertain. Based on this analysis, the Company determined that the carrying values of certain property, plant and equipment and intangible assets were no longer recoverable. As a result, an aggregate impairment charge of $6,471,639 was recorded on these property, plant and equipment and intangible assets for the year ended June 30, 2026.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Long-term Investments

Long-term Investments

On July 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 321 “Investments—Equity Securities” (“ASC 321”). In accordance with ASC 321, equity securities over which the Company has no significant influence (generally less than a 20% ownership interest) with readily determinable fair values are accounted for at fair value based on quoted market prices. Equity securities without readily determinable fair values are accounted for either at fair value or using the measurement alternative. Under the measurement alternative, the equity investments are measured at cost, less any impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company.

The Company records equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, and subsequently records any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments. At each reporting period, the Company makes a qualitative assessment of whether the investment is impaired, considering factors such as adverse performance of the investee, adverse industry or economic developments, and the investee’s financial condition and near-term prospects. If the qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with ASC 820 and recognizes an impairment loss equal to the difference between the carrying value and fair value, if any.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, other current assets, accounts payable, contract liabilities, taxes payable, accrued expenses and other current liabilities, current portion of lease liabilities, and short-term bank loans approximate their fair values because of the short-term nature of these instruments. The Company’s long-term investments are accounted for using the measurement alternative in accordance with ASC 321, which also approximate their recorded values.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases

Leases

The Company is the lessee in a lease contract when the Company obtains the right to use the asset. Operating leases are included in the line items right-of-use asset, lease liabilities, current, and lease liabilities, long-term in the consolidated balance sheet.

Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the consolidated statement of operations and comprehensive loss. The Company determines the lease term by agreement with lessor. As the Company’s lease does not provide implicit interest rate, the Company uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. Refer to Note 9 for further discussion.

Rental Income

Rental Income

Rental revenue is recognized as earned in accordance with the terms of the respective lease agreement on a straight-line basis. Promotional discounts are recognized as a reduction to rental income over the promotional period. Late charges, administrative fees, and other fees are recognized as income when earned. Management reviews the tenant’s payment history and financial condition periodically in determining, in its judgment, whether any accrued rental income and unbilled rent receivable balances applicable to each specific property are collectable.

Revenue Recognition

Revenue Recognition

The Company follows ASC 606 Revenue from Contract with Customers (“ASC606”) in revenue recognition. ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenue is recognized when obligations under the terms of a contract with the Company’s customers are satisfied. Satisfaction of contract terms occurs with the transfer of title of the Company’s products to the customers. Net sale is measured as the amount of consideration the Company expects to receive in exchange for transferring the goods to the wholesaler and retailers.

The amount of consideration the Company expects to receive consists of the sales price adjusted for any incentives if applicable. Such incentives do not represent a standalone value and are accounted for as a reduction of revenue in accordance with ASC 606. For the years ended June 30, 2026, 2025 and 2024, the Company did not provide any sales incentives to its customers.

Incidental promotional items that are immaterial in the context of the contract are recognized as expense. Fees charged to customers for shipping and handling are included in net sales and the related costs incurred by the Company are included in cost of goods sold. In applying judgment, the Company considered customer expectations of performance, materiality and the core principles of ASC Topic 606. The Company’s performance obligations are generally transferred to the customer at a point in time. The Company’s contracts with customers generally do not include any variable consideration.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Recognition(continued)

The Company’s revenue is primarily generated from the sales of pet products, including leashes, accessories, collars, harnesses and intelligent pet products, to wholesalers and retailers. Revenue is reported net of all value added taxes (“VAT”). The Company does not routinely permit customers to return products and historically, customer returns have been immaterial.

The Company also generates revenue by providing ribbon dyeing service to customers. The Company utilizes its manufacturing capability and color dyeing technology to provide dyeing solutions to customers and apply dyes or pigments on ribbons made of textile materials such as fibers, yarns and fabrics to achieve customer desired color fastness and quality. The Company recognizes revenue at the point when dyeing solutions and related services are rendered, products after dyeing are delivered and accepted by the customers.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of delivery. The contract liability balance can vary significantly depending on the timing of when an order is placed and when shipment or delivery occurs.

As of June 30, 2026 and 2025, other than accounts receivable and advances from customers, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expense when incurred.

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by product and service types and geographic areas, as the Company believes it best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended June 30, 2026, 2025 and 2024 are disclosed in Note 16.

Research and Development Costs

Research and Development Costs

Research and development expenses include costs directly attributable to the conduct of research and development projects, including the cost of salaries and other employee benefits, testing expenses, consumable equipment and consulting fees. All costs associated with research and development are expensed as incurred.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. Deferred income tax assets and liabilities are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of June 30, 2026, the years from fiscal 2023 to fiscal 2025 for the Company’s PRC subsidiaries remain open for statutory examination by PRC Tax authorities. For the Company’s Hong Kong subsidiaries, tax years within the applicable statutory reassessment period remained open for examination by the Hong Kong Inland Revenue Department. For the Company’s U.S. subsidiary, tax years within the applicable IRS assessment period remained open for examination by the IRS.

Value Added Tax (“VAT”)

Value Added Tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements. Further, when exporting goods, the exporter is entitled to some or all of the refund of the VAT paid or assessed.

Since a significant amount of the Company’s products are exported to the U.S. and Europe, the Company is eligible for VAT refunds when the Company completes all the required tax filing procedures. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Loss Per Share

Loss Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Class A common shares and Class B common shares have the same rights in dividends. Therefore, basic and diluted loss per share is the same for both classes of common shares. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based compensation awards in accordance with ASC 718. For employee awards, the Company measures the award based on the fair value on the grant date and recognizes expense over the requisite service period, which is generally the vesting period, using the straight-line method. Nonemployee stock awards are also accounted for under ASC 718, with cost attributed in a manner consistent with the guidance for nonemployee awards.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of the operations of HK Dogness, HK Jiasheng, Dongguan Dogness, Dongguan Jiasheng, Meijia, and Dogness Culture are determined using RMB, the local currency, as the functional currency, while Dogness Overseas and Dogness Group use U.S. Dollar as their functional currency.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All exchange gains or losses arising from translation of these foreign currency transactions are included in net income (loss) for the year.

The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statements of loss and comprehensive loss.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	June 30, 2026	June 30, 2025	June 30, 2024
Year-end spot rate	$1=RMB6.7851	$1=RMB7.1636	$1=RMB7.2672
Average rate	$1=RMB6.9940	$1=RMB7.2143	$1=RMB7.2248

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Related Party Transactions

Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are measured at the amounts agreed upon by the parties.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Comparative figures

During the financial year, the Company modified the classification of certain line items in the prior year’s financial statements to better reflect the nature of the transactions and to be consistent with the current year’s presentation.

The effect of the reclassification is as follows:

	As of June 30, 2025
	As Previously Reported	Reclassification	As Represented
Consolidated Balance Sheets
Prepayments and other current assets	$3,497,688	$(3,417,866)	$79,822
Total current assets	$20,471,674	$(3,417,866)	$17,053,808
Prepayments and other non-current assets	$-	$3,417,866	$3,417,866
Total non-current assets	$96,374,912	$3,417,866	$99,792,778

	For the Year Ended June 30, 2025
	As Previously Reported	Reclassification	As Represented
Consolidated Statements of Loss and Comprehensive Loss
Selling expenses	$1,311,176	$783,090	$2,094,266
General and administrative expenses	$9,166,535	$(783,090)	$8,383,445

	For the Year Ended June 30, 2025
	As Previously Reported	Reclassification	As Represented
Consolidated Statements of Cash Flows
Prepayments and other current assets	$(120,272)	$565,388	$445,116
Net cash provided by operating activities	$567,088	$565,388	$1,132,476
Purchase of property, plant and equipment	$(1,020,158)	$(565,388)	$(1,585,546)
Net cash provided by investing activities	$877,640	$(565,388)	$312,252

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 for its annual period July 1, 2025, on a retrospective basis.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncements (continued)

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently evaluating the potential impact of adopting this guidance on its financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software to modernize the accounting for internal-use software costs, primarily by simplifying the requirements to capitalize software development costs. This update is effective beginning with the Group’s 2028 fiscal year annual reporting period, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities to establish authoritative guidance on the accounting for government grants received by business entities. ASU 2025-10 is effective for annual reporting periods beginning after December 15, 2028, and for interim periods within those annual periods, and early adoption is permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvement. ASU 2025-11 is intended to improve the navigability of required interim disclosures and clarify when that guidance is applicable, and also to provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. ASU 2025-12 makes thirty-three incremental improvements to generally accepted accounting principles. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of ASU 2025-12 on its financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the consolidated financial statements.